Schedule of Key Valuation Inputs (Details) (Parenthetical)	3 Months Ended					5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares		Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 05, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2025 $ / shares	Aug. 31, 2024 $ / shares	Jun. 17, 2022	Dec. 20, 2021
Short-Term Debt [Line Items]
Interest expense | $	$ 9,545	$ 8,907		$ 13,997	$ 27,008		$ 18,451	$ 41,005	$ 50,560		$ 23,669
Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
Conversion price | (per share)	$ 0.105						$ 0.105		$ 0.208			$ 0.30	$ 0.30
CD2 note	0.050						0.050					0.050
Interest expense | $						$ 193,459
Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
Conversion price | (per share)	$ 0.105						$ 0.105		$ 0.202			$ 0.29
CD2 note	0.100						0.100					0.100
Interest expense | $						$ 684,041
Series Three Convertible Debt [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares	$ 0.105					$ 0.105	$ 0.105
Measurement Input, Credit Spread [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	7.23	0.0688	[1],[2],[3]				7.23		0.0472	[1],[2],[3]		7.23
Measurement Input, Credit Spread [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	9.32	0.0706	[1],[2],[3]				9.32		0.0503	[1],[2],[3]		9.32
CD1 Note [Member]
Short-Term Debt [Line Items]
CD2 note		5.0													5.0
Conversion price | $ / shares		$ 0.209							$ 0.208		$ 0.227
CD2 Note [Member]
Short-Term Debt [Line Items]
CD2 note		10.0												10.0
Conversion price | $ / shares		$ 0.202							$ 0.202		$ 0.219
CD2 Note [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note		9.32							9.32
CD1 and RCD [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note		7.23							7.23

[1]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%.
[2]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[3]	The conversion price of the CD1, CD2 and CD3 are $0.105 as of June 30, 2025. The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024.